Consolidated Statements of Condition (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements of Condition
Held to maturity, Market value (in dollars)	$ 2,400	$ 2,400
Available for sale, Amortized cost (in dollars)	$ 4,196,263	$ 4,218,841
Common shares, par value (in dollars per share)	$ 1.00	$ 1.00
Common shares, Authorized shares	275,000,000	275,000,000
Common shares, issued shares	96,019,028	95,910,143
Comprehensive loss related to other-than-temporary impairment for non-credit related issues (in dollars)	$ 0	$ (3,287)
Treasury, shares	29,939,545	29,934,675